Other income/(expenses), net (Tables)	12 Months Ended
Dec. 31, 2022
Other income/(expenses), net
Schedule of other income/(expenses), net

	For the year ended 31 December
	2022	2021	2020
	USD	USD	USD
Gain on sublease recognition	87,026	—	—
Recovery of balances	361,899	—	—
Other income/(expenses)	261,533	(807)	—
	710,458	(807)	—